Income Taxes (Tables)	Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The sources and tax effects of the differences for the periods presented are as follows:

As of June 30, 2015
Deferred tax assets:
Net operating loss carry-forwards	$8,692

Valuation allowance	(8,692)
Net deferred tax assets	$-